Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 10, 2023	Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	CITIZENS HOLDING COMPANY
Document Type	10-K
Document, Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Transition Report	false
Entity, File Number	001-15375
Entity, Incorporation, State or Country Code	MS
Entity, Tax Identification Number	64-0666512
Entity, Address, Address Line One	521 Main Street
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	MS
Entity, Address, Postal Zip Code	39350
City Area Code	601
Local Phone Number	656-4692
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	CIZN
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity, Public Float			$ 93,595,002
Entity, Common Stock Shares, Outstanding		5,607,438
dei_AuditorName	Horne LLP
dei_AuditorLocation	Memphis, TN
dei_AuditorFirmId	171
Amendment Flag	false
Entity Central Index Key	0001075706